OTHER RESERVES (Details) - Schedule of Revaluation Reserve in Respect of Equity Shares - Equity shares [Member] - Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
Beginning Balance	£ 5	£ (49)
Change in fair value		(97)
Deferred tax	12	22
	12	(75)
Ending Balance	19	5
Retained Earnings [Member]
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
Realised gains and losses transferred to retained profits	14	151
Deferred tax	(12)	(22)
	£ 2	£ 129